CAPITAL MANAGEMENT (Details) $ in Thousands	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Share capital [Abstract]
Debt to EBITDA ratio	3.5
Equity excluding accumulated other comprehensive income	$ 1,619,792	$ 1,070,543
Long-term debt	1,171,972	1,155,786
Lease liabilities	111,379	97,249	$ 82,820
Bank indebtedness	4,060	5,824
Cash and cash equivalents	(170,177)	(159,867)	$ (135,282)
Capital under management	$ 2,737,026	$ 2,169,535
Debt-to-equity ratio	0.79	1.18